RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Key Management Compensation
Key management includes officers and directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services is shown below:

($000s)	2017	2016
Short-term employee benefits (1)	$4,901	$3,933
Share-based compensation (2)	452	2,509
Total key management compensation	$5,353	$6,442
(1) Includes termination benefits for the year ended December 31, 2017 of $1.3 million (2016: nil)
(2) Share-based compensation includes share options, RAs, PAs, and DSUs.